UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305

Form 13F File Number:  028-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons             Atlanta, Georgia            April 25, 2012
      -----------------             -----------------           --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           46
                                         -----------

Form 13F Information Table Value Total:  $   200,689
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Advance Auto Parts Inc                   COM      00751Y106       3,410      38,500 SH       SOLE                 38,500
APPLE COMPUTER INC                       COM      037833100       4,700       7,840 SH       SOLE                  7,840
AETNA INC                                COM      00817Y108       5,899     117,600 SH       SOLE                117,600
Aflac Inc                                COM      001055102       3,895      84,700 SH       SOLE                 84,700
AMTRUST FINANCIAL SERVICES INC           COM      032359309       3,545     131,900 SH       SOLE                131,900
BANK OF AMERICA CORPORATION              COM      060505104       5,405     564,800 SH       SOLE                564,800
BAXTER INTL INC                          COM      071813109       6,175     103,300 SH       SOLE                103,300
CATERPILLAR INC DEL                      COM      149123101       4,996      46,900 SH       SOLE                 46,900
CHINA MEDIAEXPRESS HOLDINGS              COM      169442100           1      11,845 SH       SOLE                 11,845
CELGENE CORP                             COM      151020104       3,287      42,400 SH       SOLE                 42,400
COMCAST CORP NEW                         COM      20030N200       4,480     151,800 SH       SOLE                151,800
CMS ENERGY CORP                          COM      125896100       5,333     242,400 SH       SOLE                242,400
CONOCOPHILLIPS                           COM      20825C104       5,161      67,900 SH       SOLE                 67,900
CASH AMER INTL INC                       COM      14754D100       6,351     132,500 SH       SOLE                132,500
CVS CAREMARK CORPORATION                 COM      126650100       5,237     116,900 SH       SOLE                116,900
CHEVRON CORP NEW                         COM      166764100       4,063      37,900 SH       SOLE                 37,900
DARDEN RESTAURANTS INC                   COM      237194105       5,126     100,200 SH       SOLE                100,200
EXPRESS SCRIPT INC                       COM      30219G108       5,190      95,800 SH       SOLE                 95,800
FAMILY DOLLAR STORES                     COM      307000109       5,834      92,200 SH       SOLE                 92,200
GILEAD SCIENCES INC                      COM      375558103       2,819      57,700 SH       SOLE                 57,700
GOOGLE INC-CL A                          COM      38259P508       6,528      10,180 SH       SOLE                 10,180
INTEL CORP                               COM      458140100       3,124     111,100 SH       SOLE                111,100
JABIL CIRCUIT INC                        COM      466313103       5,868     233,600 SH       SOLE                233,600
Jos. A. Bank Clothiers, Inc.             COM      480838101       4,910      97,400 SH       SOLE                 97,400
KNOLOGY INC                              COM      499183804       3,447     189,400 SH       SOLE                189,400
Kohl's Corporation                       COM      500255104       2,842      56,800 SH       SOLE                 56,800
LUKOIL - SPON ADR                        COM      677862104       5,408      89,830 SH       SOLE                 89,830
LOCKHEED MARTIN CORP                     COM      539830109       5,230      58,200 SH       SOLE                 58,200
MASTERCARD INC CLASS A                   COM      57636Q104       3,835       9,120 SH       SOLE                  9,120
MCKESSON CORP                            COM      58155Q103       5,293      60,300 SH       SOLE                 60,300
Microsoft Corporation                    COM      594918104       7,922     245,600 SH       SOLE                245,600
NETEASE.COM ADR                          COM      64110W102       3,936      67,749 SH       SOLE                 67,749
INCREDIMAIL LTD                          COM      M5364E104         161      31,000 SH       SOLE                 31,000
PNC FINL SVCS GROUP INC                  COM      693475105       5,411      83,900 SH       SOLE                 83,900
PVH CORP                                 COM      693656100       5,262      58,900 SH       SOLE                 58,900
RAYTHEON CO                              COM      755111507       2,713      51,400 SH       SOLE                 51,400
STEPAN CO                                COM      858586100       1,264      14,400 SH       SOLE                 14,400
SYNNEX CORP                              COM      87162W100       4,699     123,200 SH       SOLE                123,200
SENSIENT TECHNOLOGIES CORP               COM      81725T100       5,487     144,400 SH       SOLE                144,400
TYCO ELECTRONICS LTD SWITZERLD           COM      H8912P106       1,650      44,900 SH       SOLE                 44,900
TUPPERWARE BRANDS CORP                   COM      899896104       3,423      53,900 SH       SOLE                 53,900
Time Warner Inc.                         COM      887317303       2,895      76,700 SH       SOLE                 76,700
UNION PAC CORP                           COM      907818108       4,729      44,000 SH       SOLE                 44,000
VIACOM INC NEW                           COM      92553P201       5,448     114,800 SH       SOLE                114,800
WellPoint Inc.                           COM      94973V107       3,033      41,100 SH       SOLE                 41,100
WAL MART STORES INC                      COM      931142103       5,263      86,000 SH       SOLE                 86,000